Subsequent Events (Details) - Subsequent Event - Supplemental Employee Retirement Plans - Executive Officer	Jan. 19, 2016
Subsequent Event [Line Items]
Target total retirement benefit of final three year average salary (percent)	35.00%
Period of average salary for target total retirement benefit	3 years